Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our practices related to the grant of equity awards. From time to time, we grant equity awards, stock options and restricted stock, on a discretionary basis. Our Board of Directors or our Compensation Committee do not generally grant stock options or other equity awards during periods in which there is material nonpublic information about our Company or at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Our Board of Directors or our Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity awards. We have not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	From time to time, we grant equity awards, stock options and restricted stock, on a discretionary basis. Our Board of Directors or our Compensation Committee do not generally grant stock options or other equity awards during periods in which there is material nonpublic information about our Company or at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Our Board of Directors or our Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity awards. We have not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false